INCOME TAXES - Schedule of Provision for Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current tax recovery	$ 0.0	$ (0.7)
Deferred tax expense	59.8	254.4
Income tax expense	$ 59.8	$ 253.7